BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Finished products	$ 233,666	$ 120,897
Raw materials and work in progress	89,312	0
Crop growing costs	40,671	3,551
Agricultural and other operating supplies	47,088	16,731
Total inventory, net	$ 410,737	$ 141,179